Summary of Significant Accounting Polices - Schedule of Changes in Derivative Liabilities at Fair Value (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Beginning balance	$ 0
Change in fair value of embedded conversion features of convertible promissory notes and warrants included in earnings	(359,743)
Embedded conversion option & warrant liability recorded in connection with the issuance of convertible promissory notes	835,896
Change in fair value of embedded conversion features of convertible promissory notes due to conversion	(319,604)
Ending balance	$ 156,549